Line of Credit and Notes Payable, net of discount - Schedule of Required Principal Payments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Year Ending December 31, 2026 (Remaining 6 months)	$ 334,582
Year Ending December 31, 2027	37,720	$ 1,241,996
Year Ending December 31, 2028	39,008	37,720
Year ending December 31, 2029	40,646	39,008
Year ending December 31, 2030	42,198	40,646
Thereafter	1,528,668	1,341,028
Total	$ 2,022,822	$ 2,742,596	$ 1,934,583